Condensed Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 5,590	$ 5,507	$ 5,103
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,273	2,234	2,125
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,758	1,869	1,632
Depreciation and amortization	513	524	554
Restructuring charges	84	84	61
Operating income	962	796	731
Interest income	4	6	5
Interest expense	(413)	(477)	(660)
Loss on derivative instruments		(1)	(27)
Foreign currency exchange transaction (losses)/gains, net	(17)	(9)	136
Other expense, net	(118)	(209)	(81)
Income from continuing operations before income taxes and equity in net income of affiliates	418	106	104
(Provision)/benefit for income taxes	(144)	(23)	46
Equity in net income of affiliates	5	3	5
Income from continuing operations	279	86	155
(Loss)/income from discontinued operations, net of tax	(7)	1	(22)
Net income	272	87	133
Net (loss)/income attributable to noncontrolling interests	(1)	3	3
Net income attributable to Nielsen stockholders	$ 273	$ 84	$ 130
Net income per share of common stock, basic
Income from continuing operations	$ 0.77	$ 0.24	$ 0.55
Discontinued operations, net of tax	$ (0.02)		$ (0.08)
Net income attributable to Nielsen stockholders	$ 0.75	$ 0.24	$ 0.47
Net income per share of common stock, diluted
Income from continuing operations	$ 0.76	$ 0.24	$ 0.54
Discontinued operations, net of tax	$ (0.02)		$ (0.08)
Net income attributable to Nielsen stockholders	$ 0.75	$ 0.24	$ 0.46
Weighted-average shares of common stock outstanding, basic	361,787,868	352,469,181	276,499,073
Dilutive shares of common stock	4,523,116	5,032,773	3,153,513
Weighted-average shares of common stock outstanding, diluted	366,310,984	357,501,954	279,652,586